CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 3,884	€ 5,565
Cost of sales	(2,729)	(3,652)
Gross profit	1,155	1,913
Selling expenses	(1,536)	(1,676)
Administrative expenses	(1,376)	(1,439)
Research and development expenses	(1,635)	(1,705)
Other operating expenses	(659)	(13)
Other operating income	532	978
Thereof income (expense) from changes in impairment allowance included in other operating income (expense)	(36)	28
Operating loss	(3,519)	(1,942)
Finance expense	(613)	(825)
Finance income	1,594	165
Financial result	981	(660)
Loss before income taxes	(2,538)	(2,602)
Income tax income (expense)	(63)	(14)
Net loss	(2,601)	(2,616)
Other comprehensive income (loss) that may be reclassified subsequently to profit or loss	417	(400)
Total comprehensive loss	(2,184)	(3,016)
Loss attributable to:
Owner of the Company	(2,556)	(2,612)
Non-controlling interests	(45)	(4)
Net loss	(2,601)	(2,616)
Total comprehensive loss attributable to:
Owner of the Company	(2,139)	(3,012)
Non-controlling interests	(45)	(4)
Total comprehensive loss	€ (2,184)	€ (3,016)
Weighted average number of ordinary shares outstanding (in shares)	4,836,000	4,836,000
Loss per share - basic/ diluted (in EUR per share)	€ (0.53)	€ (0.54)